Retirement Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Retirement Plan
Note 13. Retirement Plan
Through September 30, 2019, a subsidiary of the Company (Black Forest Engineering (“BFE”)) had a Simplified Employee Pension (“SEP”) defined-contribution savings plan. This plan covered all full-time employees that have been employed at least two of the immediately preceding five years and are over 21 years old. The company provided contributions of up to 15% of each participant’s gross salary, yearly. During the nine months ended September 30, 2019, the Company’s contributions were $135,000. The Company discontinued the SEP plan after June 30, 2019.

Note 16. Retirement Plan
Through June 30, 2019, a subsidiary of the Company (Black Forest Engineering (“BFE”)) had a Simplified Employee Pension (SEP) defined-contribution savings plan. This plan covered all full-time employees that have been employed at least two of the immediately preceding five years and were over 21 years old. The Company provided contributions of up to 15% of each participant’s gross salary, yearly. During the year ended December 31, 2019 and December 31, 2018, the Company’s contributions were $135,000 and $181,000, respectively. The Company discontinued the SEP plan after June 30, 2019.